FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 6 –   FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.	Financial risk factors

The Group is exposed to a variety of financial risks: credit, liquidity and market risks as part of its normal course of business. The Group's risk management objective is to monitor risks and minimize the possible influence that results from this exposure, according to its evaluations and expectations of the parameters that affect the risks. The Group did not enter into hedging transactions in 2017, 2018 or 2019.

1. Risk Management

Risk management is carried out by the financial division under policies and/or directions resolved and approved by the audit committee and the board of directors.

2. Market risks

(a)   Description of market risks

Cash flow risk due to interest rate changes and CPI changes

The Group is exposed to fluctuations in the Israeli Consumer Price index (CPI). See also note 19.

Furthermore, the Group's notes payable bearing variable interest rate cause cash flow risks. Based on simulations performed, an increase (decrease) of 1% interest rates during 2019 in respect of the abovementioned financial instruments would have resulted in an annual increase (decrease) in interest expenses of NIS 3 million.

Foreign exchange risk

The Group's operating profit and cash flows are exposed to currency risk, mainly due to trade receivables and trade payables denominated in USD.

Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2019	NIS 3.456	NIS 3.878	224.67 points
2018	NIS 3.748	NIS 4.292	223.33 points
2017	NIS 3.467	NIS 4.153	221.57 points
Increase (decrease) during the year:
2019	(7.8)%	(9.6)%	0.6%
2018	8.1%	3.3%	0.8%
2017	(9.8)%	2.7%	0.4%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Sensitivity analysis:

An increase (decrease) of 2% in the CPI as at December 31, 2019 would have decreased (increased) equity and profit by NIS 10 million, for the year ended December 31, 2019, assuming all other variables remain constant. At December 31, 2018 the company had no material liabilities linked to the CPI.

An increase (decrease) of 5% in the USD exchange rate as at December 31, 2018 and 2019 would have decreased (increased) equity and profit by NIS 3 million and NIS 5 million, for the years ended December 31, 2018 and 2019 respectively, assuming that all other variables remain constant.

  (b)    Analysis of linkage terms of financial instruments balances

	December 31, 2019
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	35		264		299
Short term deposits			552		552
Trade receivables**	45	12	567		624
Other receivables			15		15

Non- current assets
Trade receivables			250		250
Total assets	80	12	1,648	-	1,740

Current liabilities
Current maturities of notes payable and
borrowings			366		366
Trade payables**	194	12	493	17	716
Payables in respect of employees			79		79
Other payables			12		12
Lease liabilities	1			130	131

Non- current liabilities
Notes payable			1,276		1,276
Borrowings from banks			138		138
Financial liability at fair value			28		28
Lease liabilities	3			483	486
Total liabilities	198	12	2,392	630	3,232

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	126
Set-off	(69)
Trade receivables, net	57

Trade payables gross amounts	275
Set-off	(69)
Trade payables, net	206

	December 31, 2018
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	*	*	416	416
Trade receivables**	54	14	588	656
Other receivables			11	11

Non- current assets
Trade receivables			260	260
Total assets	54	14	1,275	1,343

Current liabilities
Current maturities of notes payable and
borrowings			161	161
Trade payables**	126	14	571	711
Payables in respect of employees			73	73
Other payables			1	1

Non- current liabilities
Notes payable			1,012	1,012
Borrowings from banks			191	191
Total liabilities	126	14	2,009	2,149
* Representing an amount of less than 1 million.

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	141
Set-off	(73)
Trade receivables, net	68

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

(c)  Details regarding financial liability at fair value

The notional amounts of financial liability at fair value (see note 15 (5)) with respect to Notes series G option warrants as at December  31, 2019 is NIS 201 million. The following table describes the changes in the liability during 2019:

New Israeli Shekels in millions

Balance as at January 1, 2019	-
Issuance	37
Finance costs	7
Exercise	(16)
Balance as at December 31, 2019	28

3.    Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's trade receivables, from cash and cash equivalents, short-term deposits and other receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group conducts credit evaluations on receivables of certain types over a certain amount, and requires collaterals against them. The impairment requirements are based on an expected credit loss model that replaces the IAS 39 incurred loss model. Accordingly, the financial statements include appropriate allowances for expected credit losses. See also note 2(j)(2) and note 4(4).

The face amount of financial assets represents the maximum credit exposure, see note 6(c).

The cash and cash equivalents and short-term deposits are held in leading Israeli commercial banks, rated by Standard & Poor's Maalot at ilAAA/stable.

Short term deposits are unlinked, were deposited for periods of between 6 months to 18 months, and bear annual fixed interest of between 0.5% and 1.0%.

The trade receivables are significantly widespread, and include individuals and businesses, and therefore have no representing credit rating.

See also note 7 as to the assessment by aging of the trade receivables and related allowance for credit losses.

4.     Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, without incurring unacceptable losses or risking damage to the Group's reputation. The Group's policy is to ensure that it has sufficient cash and cash equivalents to meet expected operational expenses and financial obligations.

Maturities of financial liabilities as of December 31, 2019:

	2020	2021	2022	2023 to 2024	2025 and thereafter	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series D	109	109				218
Notes payable series F	204	204	204	409		1,021
Notes payable series G			35	70	245	350
Borrowing P	30	30	29			89
Borrowing Q	23	23	23	33		102
Expected interest payments of
long term borrowings and notes
payables	41	33	27	34	24	159
Lease liabilities (undiscounted)	141	118	99	165	162	685
Trade and other payables	800					800
Total	1,348	517	417	711	431	3,424

Trade payables as of December 31, 2019 include balances in respect of reverse factoring of NIS 41 million that are due between January 2020 and March 2020.

See note 15 in respect of borrowings and notes payable.

b.     Capital risk management

Credit rating: According to Standard & Poor's Maalot ("S&P Maalot") credit rating, of August 5, 2019, S&P Maalot has reaffirmed the Company's ilA+ credit rating and updated the Company's rating outlook to “Negative”.

See note 15(6) regarding financial covenants.

c.	Fair values of financial instruments

As detailed in note 2(j) the financial instruments are categorized as following:

Fair Value through Profit or Loss (FVTPL); Amortized Cost (AC). See also note 15 in respect of borrowings and notes payable and note 7 with respect to trade receivables.

The financial instruments that are categorized FVTPL are mandatorily measured at FVTPL are derivative financial instruments and financial liability at fair value. Their fair values are calculated by discounting estimated future cash flows based on the terms and maturity of each contract and using forward rates for a similar instrument at the measurement date. All significant inputs in this technique are observable market data and rely as little as possible on entity specific estimates, see also note 6(a)(2)(c).

There were no transfers between fair value levels during the year.

Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2018			December 31, 2019
	Category	Carrying amount	Fair value	Interest rate used (***)	Carrying amount	Fair value	Interest rate used (***)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	416	416		299	299
Short term deposits	AC				552	552
Trade receivables	AC	916	916	4.52%	874	876	4.00%
Other receivables (**)	AC	11	11		16	16
Liabilities
Notes payable series D	AC	327	332	Market quote	218	219	Market quote
Notes payable series F	AC	794	786	Market quote	1,021	1,040	Market quote
Notes payable series G	AC				350	383	Market quote
Financial liability at fair value	FVTPL
	Level 3				28	28
Trade and other payables (**)	AC	785	785		800	800
Borrowing P	AC	118	120	1.54%	89	90	1.42%
Borrowing Q	AC	125	127	2.05%	102	105	1.42%
Lease liabilities	AC				617	623	2.12%
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)      Representing an amount of less than NIS 1 million.
(**)    The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(***)  The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.